Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 29,894	$ 27,181	$ 31,058
Amounts from acquisitions	5,053	0	0
Amounts recognized into income	(11,995)	(710)	(1,655)
Current increase (decrease)	6,557	4,513	721
Impact of foreign currency exchange	(342)	(1,090)	(3,181)
Net operating loss (NOL) and tax credit expiration	0	0	238
Ending balance	$ 29,167	$ 29,894	$ 27,181